Basis of preparation - Narrative (Details) $ in Millions	6 Months Ended
	Dec. 31, 2022 USD ($) € / £ $ / £	Dec. 31, 2021 € / £ $ / £	Jun. 30, 2022 € / £ $ / £
Euro
Disclosure of foreign exchange rates [Line Items]
Weighted average exchange rate used in the translation of income statements | € / £	1.16	1.17
Exchange rates used to translate assets and liabilities | € / £	1.13	1.19	1.16
US Dollar
Disclosure of foreign exchange rates [Line Items]
Weighted average exchange rate used in the translation of income statements | $ / £	1.18	1.36
Exchange rates used to translate assets and liabilities | $ / £	1.2	1.35	1.21
US Dollar | US Shelf Programme
Disclosure of foreign exchange rates [Line Items]
Notional amount bonds | $	$ 2,000